Statement of Changes in Stockholders' Equity (Parenthetical) - $ / shares	2 Months Ended
	Dec. 31, 2014	Oct. 31, 2014
Common shares, par value	$ 0.0001
Percentage of convertible note interest	10.00%
Initial Shares [Member]
Initial shares, par value	$ 0.001
Share issued price per share		$ 0.001
Common Stock [Member]
Share issued price per share	0.05
Common shares, par value	$ 0.001
Common stock shares issued	830,000